SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Royalty revenue	$ 34,896	$ 32,689
Sales	22,636	18,992
Cost of sales, excluding depletion	(9,071)	(5,020)
Depletion	(17,665)	(17,999)
Royalty interest impairment	0	0
Income (loss) before taxes	34,568	29,779
Cash from (used in) operations	43,204	33,000
Operating expenses	(9,448)	(8,286)
Foreign exchange	(209)	664
Finance expense	(1,151)	(2,456)
Other	(123)	1,904
Gain on conversion of debenture (Note 4)	2,410
Income taxes paid	(3,463)	(4,076)
Vivien
Disclosure of operating segments
Royalty revenue	2,151
Depletion	(219)
Income (loss) before taxes	1,932
Cash from (used in) operations	2,350
Corporate
Disclosure of operating segments
Income (loss) before taxes	(8,521)
Cash from (used in) operations	(11,250)
Consolidated total
Disclosure of operating segments
Royalty revenue	34,896	32,689
Sales	22,636	18,992
Cost of sales, excluding depletion	(9,071)	(5,020)
Depletion	(17,665)	(17,999)
Change in fair value of prepaid interest	1,310
Gain on amendment of royalty interest	10,983	9,291
Income (loss) before taxes	34,568	29,779
Cash from (used in) operations	43,204	33,000
Operating segments
Disclosure of operating segments
Royalty revenue	34,896	32,689
Sales	22,636	18,992
Cost of sales, excluding depletion	(9,071)	(5,020)
Depletion	(17,665)	(17,999)
Change in fair value of prepaid interest	1,310
Gain on amendment of royalty interest	10,983	9,291
Income (loss) before taxes	43,089	37,953
Cash from (used in) operations	54,454	42,771
Operating segments | Auramet
Disclosure of operating segments
Sales	4,422
Cost of sales, excluding depletion	(4,423)
Change in fair value of prepaid interest	1,310
Income (loss) before taxes	1,309
Cash from (used in) operations	3,711
Operating segments | Beta Hunt
Disclosure of operating segments
Royalty revenue	10,046	8,635
Depletion	(714)	(706)
Gain on amendment of royalty interest		9,291
Income (loss) before taxes	9,332	17,220
Cash from (used in) operations	9,591	9,533
Operating segments | Camino Rojo
Disclosure of operating segments
Royalty revenue	83
Depletion	(69)
Income (loss) before taxes	14
Operating segments | El Mochito
Disclosure of operating segments
Sales	7,779	3,716
Cost of sales, excluding depletion	(1,905)	(881)
Depletion	(1,348)	(1,122)
Income (loss) before taxes	4,526	1,713
Cash from (used in) operations	5,873	2,836
Operating segments | Florida Canyon
Disclosure of operating segments
Royalty revenue	2,939	2,551
Depletion	(808)	(712)
Income (loss) before taxes	2,131	1,839
Cash from (used in) operations	2,904	2,638
Operating segments | Hope Bay
Disclosure of operating segments
Royalty revenue	1,171	5,355
Depletion	(389)	(1,671)
Gain on amendment of royalty interest	10,983
Income (loss) before taxes	11,765	3,684
Cash from (used in) operations	4,168	2,998
Operating segments | Karma
Disclosure of operating segments
Royalty revenue	2,676	2,946
Depletion	(1,648)	(1,992)
Income (loss) before taxes	1,028	954
Cash from (used in) operations	2,884	2,636
Operating segments | La Colorada
Disclosure of operating segments
Sales	4,011	6,347
Cost of sales, excluding depletion	(1,456)	(2,345)
Depletion	(854)	(1,171)
Income (loss) before taxes	1,701	2,831
Cash from (used in) operations	2,555	4,002
Operating segments | Moose River
Disclosure of operating segments
Royalty revenue	1,382	1,586
Depletion	(535)	(843)
Income (loss) before taxes	847	743
Cash from (used in) operations	1,458	1,521
Operating segments | Moss
Disclosure of operating segments
Sales	6,424	8,929
Cost of sales, excluding depletion	(1,287)	(1,794)
Depletion	(1,993)	(3,480)
Income (loss) before taxes	3,144	3,655
Cash from (used in) operations	5,137	7,135
Operating segments | Mt. Carlton
Disclosure of operating segments
Royalty revenue	3,113	2,469
Depletion	(1,528)	(2,104)
Income (loss) before taxes	1,585	365
Cash from (used in) operations	3,068	2,112
Operating segments | Omolon
Disclosure of operating segments
Royalty revenue	8,644	4,792
Depletion	(6,303)	(3,093)
Income (loss) before taxes	2,341	1,699
Cash from (used in) operations	7,923	3,169
Operating segments | San Jose
Disclosure of operating segments
Royalty revenue	2,376	1,989
Depletion	(934)	(591)
Income (loss) before taxes	1,442	1,398
Cash from (used in) operations	2,517	1,736
Operating segments | Silvertip
Disclosure of operating segments
Cash from (used in) operations		189
Operating segments | Vivien
Disclosure of operating segments
Royalty revenue		1,839
Depletion		(254)
Income (loss) before taxes		1,585
Cash from (used in) operations		1,596
Operating segments | Other
Disclosure of operating segments
Royalty revenue	315	527
Depletion	(323)	(260)
Income (loss) before taxes	(8)	267
Cash from (used in) operations	315	670
Non-operating | Corporate
Disclosure of operating segments
Income (loss) before taxes		(8,174)
Cash from (used in) operations		(9,771)
Operating expenses	(9,448)	(8,286)
Foreign exchange	(209)	664
Unrealized gain on warrants		1,891
Finance expense	(1,151)	(2,456)
Other	(123)	13
Operating expenses	7,370	(6,451)
Foreign exchange gain	(11)	380
Gain on conversion of debenture (Note 4)	2,410
Income taxes paid	(3,463)	(4,076)
Other	$ (406)	$ 376